Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2045 Fund
December 31, 2024
AFF45-NPRT3-0325
1.843408.118
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,207,252	11,662,059
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	121,279	893,826
Fidelity Series Emerging Markets Debt Fund (b)	1,231,499	9,728,843
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	334,080	2,856,381
Fidelity Series Floating Rate High Income Fund (b)	206,612	1,859,505
Fidelity Series High Income Fund (b)	1,224,520	10,543,119
Fidelity Series International Credit Fund (b)	89,434	737,830
Fidelity Series International Developed Markets Bond Index Fund (b)	2,040,443	17,711,042
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,093,067	69,524,188
Fidelity Series Real Estate Income Fund (b)	190,951	1,875,138
TOTAL BOND FUNDS (Cost $155,036,242)		127,391,931

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,773,886	155,502,529
Fidelity Advisor Series Growth Opportunities Fund (b)	6,601,737	109,258,753
Fidelity Advisor Series Small Cap Fund (b)	2,887,062	32,363,966
Fidelity Series All-Sector Equity Fund (b)	5,616,907	70,323,679
Fidelity Series Commodity Strategy Fund (b)	45,020	3,878,950
Fidelity Series Intrinsic Opportunities Fund (b)	818,264	8,698,148
Fidelity Series Large Cap Stock Fund (b)	9,114,849	209,185,793
Fidelity Series Large Cap Value Index Fund (b)	1,263,105	20,601,250
Fidelity Series Opportunistic Insights Fund (b)	5,536,344	133,924,153
Fidelity Series Small Cap Core Fund (b)	521,741	6,370,454
Fidelity Series Small Cap Discovery Fund (b)	811,088	8,824,642
Fidelity Series Small Cap Opportunities Fund (b)	2,895,376	42,359,350
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,898,058	121,903,391
Fidelity Series Value Discovery Fund (b)	8,077,507	125,201,360
TOTAL DOMESTIC EQUITY FUNDS (Cost $747,188,318)		1,048,396,418

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,610,180	56,607,619
Fidelity Series Emerging Markets Fund (b)	5,350,311	46,440,702
Fidelity Series Emerging Markets Opportunities Fund (b)	10,399,403	190,517,058
Fidelity Series International Growth Fund (b)	8,288,039	144,460,518
Fidelity Series International Small Cap Fund (b)	1,633,220	26,458,157
Fidelity Series International Value Fund (b)	12,193,247	145,343,499
Fidelity Series Overseas Fund (b)	10,755,955	144,560,029
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $608,868,571)		754,387,582

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	410,000	410,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,960,000	1,955,147
US Treasury Bills 0% 1/30/2025 (d)	4.45	2,200,000	2,192,762
US Treasury Bills 0% 1/9/2025 (d)	4.58	110,000	109,910
US Treasury Bills 0% 2/27/2025 (d)	4.45	80,000	79,475
US Treasury Bills 0% 2/6/2025 (d)	4.47	30,000	29,876
US Treasury Bills 0% 3/27/2025 (d)	4.28	410,000	405,992
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,181,868)			5,183,162

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,626,880)	4.36	1,626,555	1,626,880

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,517,901,879)	1,936,985,973
NET OTHER ASSETS (LIABILITIES) - 0.0%	339,952
NET ASSETS - 100.0%	1,937,325,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	131	Mar 2025	14,852,125	(490,949)	(490,949)
ICE MSCI Emerging Markets Index Contracts (United States)	549	Mar 2025	29,475,810	(1,021,438)	(1,021,438)

TOTAL EQUITY CONTRACTS					(1,512,387)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	317	Mar 2025	34,473,750	(292,692)	(292,692)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	389	Mar 2025	44,285,219	(1,386,080)	(1,386,080)

TOTAL INTEREST RATE CONTRACTS					(1,678,772)

TOTAL PURCHASED					(3,191,159)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	120	Mar 2025	35,614,500	1,079,011	1,079,011

TOTAL FUTURES CONTRACTS					(2,112,148)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,146,162.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,064,823	41,992,846	42,430,756	110,794	(33)	-	1,626,880	1,626,555	0.0%
Total	2,064,823	41,992,846	42,430,756	110,794	(33)	-	1,626,880	1,626,555

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	155,715,310	50,323,638	33,867,952	35,786,891	3,585,448	(20,253,915)	155,502,529	9,773,886
Fidelity Advisor Series Growth Opportunities Fund	109,748,161	20,071,642	33,049,672	9,339,671	4,013,406	8,475,216	109,258,753	6,601,737
Fidelity Advisor Series Small Cap Fund	53,654,620	9,883,505	25,643,170	8,340,362	2,926,809	(8,457,798)	32,363,966	2,887,062
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	953,957	13,858,325	3,106,204	237,495	6,251	(50,270)	11,662,059	1,207,252
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	990,271	60,953	130,374	32,141	(21,726)	(5,298)	893,826	121,279
Fidelity Series All-Sector Equity Fund	51,546,174	25,755,003	9,554,727	4,616,033	706,713	1,870,516	70,323,679	5,616,907
Fidelity Series Canada Fund	56,691,036	7,168,797	8,549,934	1,692,533	881,639	416,081	56,607,619	3,610,180
Fidelity Series Commodity Strategy Fund	13,424,469	4,519,593	13,386,068	478,098	(7,472,846)	6,793,802	3,878,950	45,020
Fidelity Series Emerging Markets Debt Fund	10,251,083	812,017	1,391,712	420,531	(52,987)	110,442	9,728,843	1,231,499
Fidelity Series Emerging Markets Debt Local Currency Fund	3,263,831	212,730	481,658	132,022	(35,381)	(103,141)	2,856,381	334,080
Fidelity Series Emerging Markets Fund	53,342,213	3,360,487	10,033,744	1,297,982	67,320	(295,574)	46,440,702	5,350,311
Fidelity Series Emerging Markets Opportunities Fund	215,364,605	13,844,950	45,119,793	3,908,204	1,890,399	4,536,897	190,517,058	10,399,403
Fidelity Series Floating Rate High Income Fund	1,942,833	188,471	260,944	130,858	1,813	(12,668)	1,859,505	206,612
Fidelity Series Government Money Market Fund	29,135	1,818,752	1,847,887	20,618	-	-	-	-
Fidelity Series High Income Fund	10,471,045	1,558,463	1,660,031	528,034	(27,398)	201,040	10,543,119	1,224,520
Fidelity Series International Credit Fund	715,661	34,860	20,417	34,861	1,265	6,461	737,830	89,434
Fidelity Series International Developed Markets Bond Index Fund	-	18,799,402	646,444	300,873	(2,944)	(438,972)	17,711,042	2,040,443
Fidelity Series International Growth Fund	161,159,363	17,622,141	24,658,857	5,986,121	2,588,396	(12,250,525)	144,460,518	8,288,039
Fidelity Series International Small Cap Fund	30,160,398	3,377,266	5,078,075	2,535,700	800,240	(2,801,672)	26,458,157	1,633,220
Fidelity Series International Value Fund	162,488,728	15,551,805	24,987,601	6,559,836	3,428,524	(11,137,957)	145,343,499	12,193,247
Fidelity Series Intrinsic Opportunities Fund	-	8,857,617	-	11,955	-	(159,469)	8,698,148	818,264
Fidelity Series Investment Grade Bond Fund	-	3,453,801	3,472,140	9,395	18,339	-	-	-
Fidelity Series Large Cap Stock Fund	209,162,167	26,887,774	37,220,323	16,572,143	5,301,589	5,054,586	209,185,793	9,114,849
Fidelity Series Large Cap Value Index Fund	20,577,590	3,552,760	3,996,656	606,519	441,511	26,045	20,601,250	1,263,105
Fidelity Series Long-Term Treasury Bond Index Fund	97,544,507	7,684,029	31,443,661	2,201,290	(11,752,300)	7,491,613	69,524,188	13,093,067
Fidelity Series Opportunistic Insights Fund	123,422,217	27,929,359	26,994,898	8,555,233	2,629,784	6,937,691	133,924,153	5,536,344
Fidelity Series Overseas Fund	161,586,341	12,510,317	22,883,836	3,226,717	2,755,763	(9,408,556)	144,560,029	10,755,955
Fidelity Series Real Estate Income Fund	1,948,548	157,628	261,286	99,999	(3,286)	33,534	1,875,138	190,951
Fidelity Series Short-Term Credit Fund	109,076	(1)	108,522	125	2,459	(3,012)	-	-
Fidelity Series Small Cap Core Fund	6,284,337	1,837,050	1,915,476	85,129	144,241	20,302	6,370,454	521,741
Fidelity Series Small Cap Discovery Fund	-	9,026,868	-	11,341	-	(202,226)	8,824,642	811,088
Fidelity Series Small Cap Opportunities Fund	67,952,477	10,581,224	34,123,683	5,591,693	5,022,789	(7,073,457)	42,359,350	2,895,376
Fidelity Series Stock Selector Large Cap Value Fund	121,814,847	27,190,828	25,070,348	11,343,715	2,688,084	(4,720,020)	121,903,391	8,898,058
Fidelity Series Value Discovery Fund	124,608,618	28,220,261	25,566,088	4,919,447	1,915,119	(3,976,550)	125,201,360	8,077,507
	2,026,923,618	376,712,315	456,532,181	135,613,565	22,449,033	(39,376,854)	1,930,175,931	134,830,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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